Accounts payable (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Schedule of Accounts Payable

	December 31, 2019		December 31, 2020		December 31, 2021
Suppliers	Ps.	735,729	Ps.	952,912	Ps.	2,734,704
Others suppliers		112,635		56,353		119,024
Interest payable		98,882		90,759		127,905
Direct employee benefits		62,494		88,567		91,983
Others		11,989		5,759		73,928
Total	Ps.	1,021,729	Ps.	1,194,350	Ps.	3,147,544